UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Capital Appreciation Variable Account

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 97.8%

Aerospace - 1.3%
United Technologies Corp.	54,800	$3,176,756

Apparel Manufacturers - 2.7%
Cintas Corp.	60,300	$2,569,986
NIKE, Inc., "B"	50,060	4,260,106

		$6,830,092

Automotive - 1.4%
Harman International Industries, Inc.	31,170	$3,463,922

Banks & Credit Companies - 2.1%
American Express Co.	38,160	$2,005,308
SLM Corp.	58,860	3,057,188
UBS AG	3,130	344,206

		$5,406,702

Biotechnology - 6.1%
Amgen, Inc. (n)	58,900	$4,284,975
Celgene Corp. (n)	57,600	2,547,072
Genzyme Corp. (n)	73,440	4,936,637
Gilead Sciences, Inc. (n)	59,930	3,728,845

		$15,497,529

Broadcast & Cable TV - 1.6%
Grupo Televisa S.A., ADR	66,680	$1,326,932
Viacom, Inc., "B" (n)	36,100	1,400,680
Walt Disney Co.	45,600	1,271,784

		$3,999,396

Brokerage & Asset Managers - 1.9%
Chicago Mercantile Exchange
Holdings, Inc.	6,770	$3,029,575
Merrill Lynch & Co., Inc.	23,000	1,811,480

		$4,841,055

Business Services - 2.9%
Amdocs Ltd. (n)	112,940	$4,072,616
First Data Corp.	42,900	2,008,578
Getty Images, Inc. (n)	17,580	1,316,390

		$7,397,584

Chemicals - 0.6%
Ecolab, Inc.	36,600	$1,398,120

Computer Software - 5.8%
Adobe Systems, Inc. (n)	137,000	$4,784,040
Microsoft Corp.	208,770	5,680,632
Oracle Corp. (n)	308,280	4,220,353

		$14,685,025

Computer Software - Systems - 3.3%
Dell, Inc. (n)	163,380	$4,862,189
Hewlett-Packard Co.	38,700	1,273,230
LG.Philips LCD Co., Ltd., ADR (n)	100,900	2,290,430

		$8,425,849

Consumer Goods & Services - 1.1%
Procter & Gamble Co.	48,600	$2,800,332

Electrical Equipment - 3.7%
Cooper Industries Ltd., "A"	17,700	$1,538,130
General Electric Co.	223,800	7,783,764

		$9,321,894

Electronics - 8.3%
Analog Devices, Inc.	33,500	$1,282,715
Intel Corp.	268,920	5,203,602
Marvell Technology Group Ltd. (n)	10,700	578,870
Samsung Electronics Co. Ltd., GDR	21,440	7,005,520
SanDisk Corp. (n)	55,950	3,218,244
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR	120,440	1,211,626
Xilinx, Inc.	98,010	2,495,335

		$20,995,912

Food & Drug Stores - 1.1%
CVS Corp.	91,400	$2,730,118

Food & Non-Alcoholic Beverages - 1.5%
PepsiCo, Inc.	49,300	$2,849,047
SYSCO Corp.	25,500	817,275

		$3,666,322

Gaming & Lodging - 3.3%
Carnival Corp.	50,310	$2,383,185
International Game Technology	73,100	2,574,582
Las Vegas Sands Corp. (n)	19,200	1,087,872
Starwood Hotels & Resorts
Worldwide, Inc.	33,500	2,268,955

		$8,314,594

General Merchandise - 5.3%
Kohl's Corp. (n)	71,600	$3,795,516
Target Corp.	55,680	2,895,917
Wal-Mart Stores, Inc.	141,210	6,670,760

		$13,362,193

Health Maintenance Organizations - 1.2%
UnitedHealth Group, Inc.	53,700	$2,999,682

Insurance - 0.8%
American International Group, Inc.	30,070	$1,987,326

Internet - 1.4%
Google, Inc., "A" (n)	6,640	$2,589,600
Yahoo!, Inc. (n)	26,540	856,180

		$3,445,780

Leisure & Toys - 1.6%
Electronic Arts, Inc. (n)	72,240	$3,952,973

Medical Equipment - 5.0%
Advanced Medical Optics, Inc. (n)	65,880	$3,072,643
C.R. Bard, Inc.	18,400	1,247,704
DENTSPLY International, Inc.	22,800	1,325,820
Medtronic, Inc.	84,070	4,266,553
St. Jude Medical, Inc. (n)	67,050	2,749,050

		$12,661,770

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS- continued

Network & Telecom - 9.7%
Cisco Systems, Inc. (n)	390,380	$8,459,535
Corning, Inc. (n)	258,250	6,949,508
Juniper Networks, Inc. (n)	33,000	630,960
Nokia Corp., ADR	66,170	1,371,042
QUALCOMM, Inc.	138,580	7,013,534

		$24,424,579

Oil Services - 3.0%
Noble Corp.	32,030	$2,597,633
Transocean, Inc. (n)	30,500	2,449,150
Weatherford International Ltd. (n)	55,900	2,557,425

		$7,604,208

Personal Computers & Peripherals - 3.3%
EMC Corp. (n)	489,200	$6,667,796
Network Appliance, Inc. (n)	43,500	1,567,305

		$8,235,101

Pharmaceuticals - 9.0%
Eli Lilly & Co.	103,510	$5,724,103
Johnson & Johnson	74,290	4,399,454
Roche Holding AG	22,540	3,357,003
Teva Pharmaceutical Industries Ltd., ADR	72,990	3,005,728
Wyeth	128,520	6,235,790

		$22,722,078

Restaurants - 0.2%
Cheesecake Factory, Inc. (n)	11,700	$438,165

Specialty Stores - 6.5%
Chico's FAS, Inc. (n)	63,600	$2,584,704
Home Depot, Inc.	97,200	4,111,560
Lowe's Cos., Inc.	22,500	1,449,900
PETsMART, Inc.	75,610	2,127,665
Staples, Inc.	111,500	2,845,480
Williams-Sonoma, Inc. (n)	74,700	3,167,280

		$16,286,589

Trucking - 2.1%
FedEx Corp.	28,970	$3,271,872
United Parcel Service, Inc., "B"	26,400	2,095,632

		$5,367,504

Total Common Stocks		$246,439,150

SHORT-TERM OBLIGATIONS- 1.6%
Citigroup Funding, Inc., 4.83%, due 4/03/06 (y)	$4,051,000	$4,049,913

Total Investments		$250,489,063

OTHER ASSETS, LESS LIABILITIES - 0.6%		1,573,292

NET ASSETS - 100.0%		$252,062,355

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.